Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Personnel Expenses (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 291,981	S/ 298,032	S/ 562,824	S/ 585,826
Remunerations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	187,334	188,129	365,706	377,897
Legal bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	22,331	21,559	39,508	35,795
Health insurance for employees [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	29,442	31,388	57,623	61,717
Bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	1,194	4,661	2,276	5,832
Severance payments [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	12,140	11,858	23,186	23,493
Vacations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	8,555	10,682	12,472	18,065
Employees profit sharing [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	7,397	7,469	13,829	17,153
Board of Directors remuneration [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	1,352	1,235	2,719	2,523
Equity-settled share-based payment expenses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	2,727	288	5,452	567
Compensation to personnel [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	12,242	12,776	24,908	26,909
Training [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	571	377	919	568
Other Benefits [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 6,696	S/ 7,610	S/ 14,226	S/ 15,307